Income Taxes - Schedule of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 5,414	$ 6,449	$ 5,191
Deferred	435	170	(410)
Change in corporate tax rate	511
Income tax expense	$ 6,360	$ 6,619	$ 4,781